Share-Based Compensation - Schedule of the assumptions used to estimate the fair value of the options (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	1.61%		0.00%
Risk-free interest rate, Minimum		0.55%	1.52%
Risk-free interest rate, Maximum		1.92%	3.62%
Expected volatility	33.00%		0.00%
Expected volatility Rate, Minimum		32.54%	29.53%
Expected volatility Rate, Maximum		33.58%	32.67%
Suboptimal exercise factor	2.5	2.5	0
Suboptimal exercise factor, Minimum			2.20%
Suboptimal exercise factor, Maximum			2.50%
Fair value per ordinary share	$ 4.86		$ 5.14
Expected dividend yield	0.00%	0.00%	0.00%
Post-vesting forfeiture rate	0.00%	0.00%	0.00%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value per ordinary share		$ 8.53
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value per ordinary share		$ 6.29